Non-controlling Interests (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Current assets	$ 1,091,372,374	$ 960,006,128
Total non-current assets	1,755,378,263	1,565,330,404
Current liabilities	781,115,264	521,524,086
Non-current liabilities	640,120,070	594,993,771
Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	1,271,667,358	839,968,110
Total non-current assets	1,122,289,748	932,342,408
Current liabilities	695,152,024	465,134,566
Non-current liabilities	224,560,856	259,155,674
Vina San Pedro Tarapaca S.A [Member] | Non-controlling interests [member]
Statement of financial position [abstract]
Current assets	218,573,041	208,725,098
Total non-current assets	223,951,135	216,866,727
Current liabilities	97,431,197	99,267,005
Non-current liabilities	$ 74,792,712	$ 76,505,535